Borrowings (Details)									1 Months Ended			6 Months Ended	12 Months Ended
	May 27, 2024 AUD ($)	Mar. 26, 2024 AUD ($)	Feb. 02, 2024 AUD ($)	Jun. 30, 2023 AUD ($)	May 05, 2023 AUD ($)	May 05, 2023 USD ($)	Apr. 28, 2022 USD ($)	Feb. 28, 2022 AUD ($) shares	Oct. 31, 2023 AUD ($)	Oct. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2024 AUD ($) $ / shares	Jun. 30, 2024 AUD ($) shares	Jun. 30, 2023 AUD ($)	Jul. 15, 2024	Jun. 30, 2024 USD ($) $ / shares	Jan. 03, 2023	Sep. 26, 2022 AUD ($) $ / shares	Sep. 26, 2022 USD ($) $ / shares	Jun. 30, 2022 $ / shares	Jun. 30, 2022 $ / shares	Jan. 31, 2022 USD ($)	Jan. 20, 2022 AUD ($)
Borrowings [Line Items]
Percentage of loan interest	6.00%		6.00%		12.00%	12.00%		12.00%	12.00%	12.00%					12.00%		12.00%
Unsecured loan received, value																						$ 1,493,445
Issued ordinary shares (in Shares) | shares								63,807					63,807
Ordinary shares issued, value				$ 26,608,227								$ 33,594,053	$ 26,608,227	$ 26,608,227
Loans initially at fair value												1,119,542	1,119,542			$ 1,119,542
Issuance of convertible notes					$ 1,000,000					$ 1,004,889		1,004,889	$ 250,000
Unsecured convertible notes redeemable					$ 1	$ 1
Conversion discount rate					12.00%	12.00%
Convertible note, funds received				755,935								747,262
Accrued interest				9,226								97,266		9,226
Convertible note face value	$ 1		$ 1						$ 150,000	150,000	$ 25,000
Board approved amount										$ 1,000,000		$ 1,000,000
Convertible note offering raising		$ 357,338
Percentage of conversion discount												22.00%	22.00%
Repayment of interest
Stock price (in Dollars per share) | $ / shares												$ 4.46
Risk free rate												4.29%
Volatility												79.00%
Derivative liability												$ 1,279,184
Term												1.17
Equivalent per share (in Dollars per share) | (per share)																$ 4				$ 1.92	$ 1.34
Deemed issue price (in Dollars)							$ 5.86
Convertible amounts				$ 73,954
Ordinary shares [member]
Borrowings [Line Items]
Ordinary shares issued, value																		$ 1,431,162	$ 1,000,000
Equivalent per share (in Dollars per share) | (per share)																		$ 1.92	$ 1.34
May 2023 Convertible Note [Member]
Borrowings [Line Items]
Issuance of convertible notes	1,000,000				$ 1,000,000
February 2024 Convertible Note [Member]
Borrowings [Line Items]
Issuance of convertible notes			$ 400,000
May 2024 Convertible Notes [Member]
Borrowings [Line Items]
Issuance of convertible notes	$ 1,000,000
Loan from associated entities [Member]
Borrowings [Line Items]
Loans maturity term												5 years	5 years
Percentage of loan interest												0.50%	0.50%			0.50%
Shareholder Loans [Member]
Borrowings [Line Items]
Percentage of loan interest																							12.00%
Unsecured loan received, value																							$ 1,493,445
Ordinary shares issued, value								$ 373,903								$ 373,903
Equivalent per share (in Dollars per share) | $ / shares																$ 1
Shareholder Loans [Member] | Ordinary shares [member]
Borrowings [Line Items]
Ordinary shares issued, value								$ 373,903